Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 210,179,181	$ 195,935,392	$ 164,403,938
Commissions and voyage related costs	(98,142,454)	(72,737,902)	(37,121,398)
Vessel operating expenses	(67,017,632)	(62,890,401)	(56,399,979)
Depreciation	(35,137,880)	(34,271,091)	(30,091,237)
Amortization of deferred drydock expenditure	(3,637,276)	(2,924,031)	(2,715,109)
General and administrative expenses
Corporate	(12,626,373)	(11,979,017)	(12,055,725)
Commercial and chartering	(3,233,888)	(2,619,748)	(2,021,487)
Loss on disposal of vessels	0	0	(2,601,148)
Loss on vessel held for sale	(6,360,813)	0	0
Interest expense and finance costs	(27,405,608)	(21,380,165)	(17,754,118)
Interest income	606,665	436,195	164,629
(Loss)/profit before taxes	(42,776,078)	(12,430,768)	3,808,366
Income tax	(162,923)	(59,567)	(60,434)
Net (loss)/profit	$ (42,939,001)	$ (12,490,335)	$ 3,747,932
Net (loss)/earnings per share, basic and diluted (in dollars per share)	$ (1.31)	$ (0.37)	$ 0.12
Weighted average number of common shares outstanding, basic and diluted (in shares)	32,837,866	33,441,879	30,141,891